SHARE BASED COMPENSATION - Summary of fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	73.76%	72.22%	52.05%
Exercise multiple	2.2	2.2	2.2
Risk-free interest rate per annum	1.09%	0.79%	1.58%
The fair value of underlying ordinary shares (per share)	$ 0.20	$ 1.71	$ 0.59
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	75.78%	78.51%	59.74%
Exercise multiple	2.8	2.8	2.8
Risk-free interest rate per annum	1.66%	2.08%	2.89%
The fair value of underlying ordinary shares (per share)	$ 2.92	$ 4.65	$ 6.48